Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating activities:
Net income	$ 621	$ 774
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments	556	511
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments	303	280
Loss / (gain)from disposal of assets	4	(5)
Undistributed income of unconsolidated subsidiaries	(5)	(6)
Other non-cash items	177	132
Changes in operating assets and liabilities:
Provisions	210	379
Deferred income taxes	(116)	(197)
Trade and financing receivables related to sales, net	(1,041)	(1,416)
Inventories, net	(1,571)	(1,824)
Trade payables	(861)	227
Other assets and liabilities	255	71
Net cash used in operating activities	(1,468)	(1,074)
Investing activities:
Additions to retail receivables	(4,680)	(5,286)
Collections of retail receivables	4,581	4,630
Proceeds from the sale of assets, net of equipment under operating leases and assets sold under buy-back commitments	16	1
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	391	334
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments	(601)	(645)
Expenditures for equipment under operating leases and assets sold under buy-back commitments	(1,240)	(891)
Other	451	151
Net cash used in investing activities	(1,082)	(1,706)
Financing activities:
Proceeds from long-term debt	13,479	13,083
Payments of long-term debt	(10,772)	(12,217)
Net increase (decrease) in other financial liabilities	(440)	834
Dividends paid	(381)	(365)
Other	15	(5)
Net cash provided by financing activities	1,901	1,330
Effect of foreign exchange rate changes on cash and cash equivalents	(303)	(33)
Decrease in cash and cash equivalents	(952)	(1,483)
Cash and cash equivalents, beginning of year	5,567	5,199
Cash and cash equivalents, end of period	$ 4,615	$ 3,716